STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 16, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	Nov. 30, 2019
Common stock, Authorized		10,000,000		10,000,000		1,000,000	10,000,000
Consisting shares of common stock	10,000,000					10,000,000
Warrants to the placement agent		$ 337,500		$ 337,500
Offering costs				$ 349,150
Common stock issued during period				85,828
Stock authorized						25,010,000,000
Settlement of derivative liabilities in debt conversions				$ 18,612
Reserved for issuance outstanding						3,251,641
Authorized shares, descriptions	the Company amended its Articles of Incorporation to increase the number of its authorized shares from 25,010,000,000 to 37,010,000,000 shares, comprised of 37,000,000,000 common shares and 10,000,000 preferred shares. Effective July 1, 2021, the Company amended its Articles of Incorporation to decrease the number of its authorized shares from 37,010,000,000 to 11,000,000 shares, comprised of 10,000,000 common shares and 1,000,000 preferred shares					the Company granted a ten-year option, effective as of December 11, 2018, to the Affiliates to purchase 2,000,000 common shares of the Company at $0.08 per share
Warrants description				The remaining warrants have a 5 year life and 2,575,500 of the warrants have a $0.80 exercise price while the other 337,500 have a $1.00 exercise price
Stock options exercisable						$ 0.08
Accrued interest payable				$ 3,180		$ 2,027	$ 1,460
Number of options						2,000,000
Debt conversion converted amount				$ 53,500		$ 0	$ 0
Common stock shares issued		17,820,362		17,820,362		3,251,641	1,335,283	7,628
Sale of common stock				6,493,000
Warrants granted				487,263
Warrants granted, prefunded				$ 3,580,000
Gain (loss) on extinguishment of debt		$ 196,166	$ 0	$ 136,310	$ 0	$ 605,010	$ 8,555
Consultant 1 [Member]
Common stock shares issued						1,328,465
Series A Preferred Stock [Member]
Preferred stock, Authorized	1,000,000	1,000,000		1,000,000		11,000,000	1,000,000
Common stock, voting rights, Description				Shareholders owning in excess of 50.1% of the outstanding shares of voting common stock		Shareholders owning in excess of 50.1% of the outstanding shares of voting common stock
Preferred stock shares						1,000	1,000
Series A Preferred Stock [Member] | Maple Resources Corporation [Member]
Preferred stock shares						1,000
Stock Issuances [Member] | Accrued expenses [Member]
Accrued interest payable				$ 4,490		$ 301,943	$ 33,671
Debt conversion converted amount				$ 149,444		$ 1,618,394	$ 769,255
Common stock shares issued for cash, shares				170,000
Common stock shares issued for cash, amount				$ 3,000,000
Common stock shares issued for conversion of convertible note				6,817,224
Shares issued for accrued expenses, shares				14,568,721		1,916,358	1,328,465
Common stock issuance description						the Company issued a total of 1,916,358 shares of its common stock: 2,000 shares for consulting services valued at $34,000; 1,525,583 shares valued at $1,932,365 in conversion of convertible notes principal of $1,618,394	the Company issued a total of 1,328,465 shares of its common stock: 3 shares for consulting services valued at $84; 16,991 shares valued at $28,387 in payment of accrued expenses of $36,942 resulting in a gain on extinguishment of debt of $8,555; 667,835 shares valued at $811,676 in conversion of convertible notes principal of $769,255
Convertible note payable - related party						$ 4,277	$ 354,000
Common stock shares issued for consulting service, shares						2,000	3
Common stock shares issued for consulting service, value						$ 34,000	$ 84
Common stock shares issued for conversion of convertible note, shares				6,433,743		1,525,583	667,835
Common stock shares issued for conversion of convertible note, value				$ 154,437		$ 1,932,365	$ 811,676
Gain (loss) on extinguishment of debt							8,555
Payment for accrued expenses							36,942
Settlement of derivative liability						22,511,164	812,896
Common stock shares issued upon conversion of debt, value				74,989		4,277	355,460
Payment for fees				$ 504		$ 12,028	8,750
Accrued interest payable of related party							$ 1,460
Common stock shares issued upon conversion of debt, shares				17,754		388,775	643,636
August 16, 2021 [Member]
Common stock, Authorized		201,000,000		201,000,000
Consisting shares of common stock		200,000,000		200,000,000
Preferred stock, Authorized		1,000,000		1,000,000
Common stock, description				the Company approved an amendment to its Articles of Incorporation to increase the number of its authorized shares of common stock from 10,000,000 to 200,000,000
Ownership percentage				50.10%
August 1, 2019 [Member] | Series A Preferred Stock [Member] | Maple Resources Corporation [Member]
Preferred stock shares						1,000
Preferred stock par value						$ 23,900